Basis of Preparation of the Consolidated Financial Statements - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Decreases by financial income		$ 4,155	$ 1,868
Decreases by financial costs		2,830	1,327
Increased by other financial results		$ 1,325	$ 541
Metrogas [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	70.00%
Y T E C [member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	51.00%
Consolidated entities [Member]
Disclosure of estimated useful life of the Property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%